8. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	2014	2013
Deferred tax assets:
NOL carryover	$2,299,720	$2,021,190
R & D credit	47,640	45,990
Accrued payroll	-	36,000

Deferred tax liabilities:
Depreciation	(7,670)	(7,240)

Less Valuation Allowance	(2,339,690)	(2,095,940)

Net deferred tax asset	$-	$-